UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                          Form 13F

                     Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December
31, 2000

Check here if Amendment [  ]; Amendment Number: ____________

This Amendment (Check only one.):

[  ] is a restatement

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Shoreline Investment Management
Address:   3000 Hanover Street
           MS 20 BL
           Palo Alto CA 94304

Form 13F File Number:  028-05843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cheryl Gorman
Title:    Manager, Operations and Accounting
Phone:    650-857-2248

Signature, Place, and Date of Signing:

Cheryl Gorman   Palo Alto, CA   31-December-2000
[Signature]     [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.   (Check here if all holdings of
this reporting manager are reported in this report.

[ ] 13F NOTICE.    (Check here if no holdings reported are
in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT.   (Check here if a portion of
the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager
(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name


                                                12/31/00

                    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      93

Form 13F Information Table Value Total:     $679,004
                                            (thousands)

List of Other Included Managers:


NONE



FORM 13F                                                               12/31/2000
REPORTING MANAGER: Shoreline Investment Management


ITEM 1               ITEM 2   ITEM 3   ITEM 4  ITEM 5        ITEM 6           ITEM 7    ITEM 8

NAME OF ISSUER       TITLE    CUSIP    FAIR    SHARES OR INVESTMENT DISCRETION MANA- VOTING AUTHORITY
                     OF       NUMBER   MARKET  PRINCIPAL             SHARED    GERS
                     CLASS             VALUE   AMOUNT    SOLE SHARED OTHER           SOLE SHARED NONE
                                                         (A)   (B)     (C)           (A)    (B)   (C)
ACE LTD              COMMON   G0070K103   4,244 100,000   x                    SIM   100,000
AETHER SYS INC       COMMON   00808V105   1,565  40,000   x                    SIM    40,000
ALCOA INC            COMMON    13817101   5,360 160,000   x                    SIM   160,000
ALKERMES INC         COMMON   01642T108   2,196  70,000   x                    SIM    70,000
ALLEGIANCE TELECOM I COMMON   01747T102   2,227 100,000   x                    SIM   100,000
AMERICAN EXPRESS CO  COMMON    25816109   7,142 130,000   x                    SIM   130,000
AMERICAN HOME PRODUC COMMON    26609107  11,439 180,000   x                    SIM   180,000
AMERICAN INTERNATION COMMON    26874107  27,105 275,000   x                    SIM   275,000
AMGEN                COMMON    31162100   3,836  60,000   x                    SIM    60,000
ANALOG DEVICES INC   COMMON    32654105   6,654 130,000   x                    SIM   130,000
ARCHSTONE CMNTYS TRU COMMON    39581103   1,803  70,000   x                    SIM    70,000
AUTOMATIC DATA PROCE COMMON    53015103   9,497 150,000   x                    SIM   150,000
AVNET INC            COMMON    53807103   6,450 300,000   x                    SIM   300,000
BANK OF NEW YORK CO  COMMON    64057102   9,658 175,000   x                    SIM   175,000
BAXTER INTL INC      COMMON    71813109   7,065  80,000   x                    SIM    80,000
BEA SYS INC          COMMON    73325102   1,346  20,000   x                    SIM    20,000
BJ SVCS CO           COMMON    55482103   6,199  90,000   x                    SIM    90,000
BOSTON PROPERTIES    COMMON   101121101   3,698  85,000   x                    SIM    85,000
CALPINE CORP         COMMON   131347106   9,463 210,000   x                    SIM   210,000
CELESTICA INC        COMMON   15101Q108   7,053 130,000   x                    SIM   130,000
CHECK POINT SOFTWARE COMMON   M22465104   3,339  25,000   x                    SIM    25,000
CISCO SYSTEMS INC    COMMON   17275R102  14,535 380,000   x                    SIM   380,000
CITIGROUP INC        COMMON   172967101  20,425 400,000   x                    SIM   400,000
DIEBOLD INC          COMMON   253651103   3,338 100,000   x                    SIM   100,000
DOW CHEM CO          COMMON   260543103   9,523 260,000   x                    SIM   260,000
DUKE ENERGY CORP     COMMON   264399106   6,820  80,000   x                    SIM    80,000
DYNEGY INC NEW       COMMON   26816Q101   7,849 140,000   x                    SIM   140,000
E M C CORP MASS      COMMON   268648102  11,305 170,000   x                    SIM   170,000
EBAY INC             COMMON   278642103   2,376  72,000   x                    SIM    72,000
ENRON CORP           COMMON   293561106   8,313 100,000   x                    SIM   100,000
EQUITY OFFICE PROPER COMMON   294741103   2,936  90,000   x                    SIM    90,000
EXXON MOBIL CORP     COMMON   30231G102  20,430 235,000   x                    SIM   235,000
FANNIE MAE           COMMON   313586109  12,579 145,000   x                    SIM   145,000
GENENTECH INC        COMMON   368710406   8,150 100,000   x                    SIM   100,000
GENERAL DYNAMICS COR COMMON   369550108   3,510  45,000   x                    SIM    45,000
GENERAL ELECTRIC CO  COMMON   369604103  28,763 600,000   x                    SIM   600,000
GRAINGER W W INC     COMMON   384802104   5,475 150,000   x                    SIM   150,000
GUIDANT CORP         COMMON   401698105   3,776  70,000   x                    SIM    70,000
HALLIBURTON CO       COMMON   406216101   1,813  50,000   x                    SIM    50,000
HNC SOFTWARE INC     COMMON   40425P107   6,234 210,000   x                    SIM   210,000
I2 TECHNOLOGIES INC  COMMON   465754109   3,915  72,000   x                    SIM    72,000
INTEL CORP           COMMON   458140100   9,019 300,000   x                    SIM   300,000
INTERNATIONAL RECTIF COMMON   460254105   6,150 205,000   x                    SIM   205,000
INTL BUSINESS MACHIN COMMON   459200101   4,250  50,000   x                    SIM    50,000
ITT INDUSTRIES INC   COMMON   450911102   5,813 150,000   x                    SIM   150,000
JDS UNIPHASE CORP    COMMON   46612J101   3,627  87,000   x                    SIM    87,000
JOHNSON & JOHNSON    COMMON   478160104  12,082 115,000   x                    SIM   115,000
KIMBERLY CLARK CORP  COMMON   494368103  11,593 164,000   x                    SIM   164,000
LINEAR TECHNOLOGY CO COMMON   535678106   3,099  67,000   x                    SIM    67,000
MARRIOTT INTERNATION COMMON   571903202     423  10,000   x                    SIM    10,000
MARSH & MCLENNAN COS COMMON   571748102   8,424  72,000   x                    SIM    72,000
MCKESSON HBOC INC    COMMON   58155Q103   5,384 150,000   x                    SIM   150,000
MEASUREMENT SPECIALT COMMON   583421102     390  20,000   x                    SIM    20,000
MEDTRONIC INC        COMMON   585055106   6,641 110,000   x                    SIM   110,000
MERCK & CO., INC     COMMON   589331107  14,044 150,000   x                    SIM   150,000
MICROSOFT CORP       COMMON   594918104  10,844 250,000   x                    SIM   250,000
MORGAN ST DEAN WITTE COMMON   617446448   3,170  40,000   x                    SIM    40,000
NOKIA CORP           COMMON   654902204   6,525 150,000   x                    SIM   150,000
NORTHERN TRUST CORP  COMMON   665859104  14,273 175,000   x                    SIM   175,000
OPENWAVE SYSTEMS INC COMMON   683718100   2,301  48,000   x                    SIM    48,000
ORACLE CORP          COMMON   68389X105   7,556 260,000   x                    SIM   260,000
PACIFIC CENTURY FIN  COMMON   694058108     796  45,000   x                    SIM    45,000
PALM INC             COMMON   696642107   3,539 125,000   x                    SIM   125,000
PEPSICO INC          COMMON   713448108   5,948 120,000   x                    SIM   120,000
PFIZER INC           COMMON   717081103  20,700 450,000   x                    SIM   450,000
PHARMACIA CORP       COMMON   71713U102   9,455 155,000   x                    SIM   155,000
PHILIP MORRIS COS IN COMMON   718154107   9,020 205,000   x                    SIM   205,000
PMC-SIERRA INC       COMMON   69344F106   2,359  30,000   x                    SIM    30,000
PROCTER & GAMBLE CO  COMMON   742718109   8,628 110,000   x                    SIM   110,000
PROLOGIS TRUST       COMMON   743410102   1,891  85,000   x                    SIM    85,000
QUAKER OATS CO       COMMON   747402105   1,461  15,000   x                    SIM    15,000
R & B FALCON CORP    COMMON   74912E101   2,294 100,000   x                    SIM   100,000
RETEK INC            COMMON   76128Q109   1,950  80,000   x                    SIM    80,000
SAFEWAY INC          COMMON   786514208  13,438 215,000   x                    SIM   215,000
SANMINA CORP         COMMON   800907107   6,513  85,000   x                    SIM    85,000
SBC COMMUNICATIONS   COMMON   78387G103   9,550 200,000   x                    SIM   200,000
SCHWAB (CHARLES)CORP COMMON   808513105   7,236 255,000   x                    SIM   255,000
SIEBEL SYSTEMS INC   COMMON   826170102   3,517  52,000   x                    SIM    52,000
SOUTHWEST AIRLINES   COMMON   844741108   8,383 250,000   x                    SIM   250,000
STARBUCKS CORP       COMMON   855244109  11,240 254,000   x                    SIM   254,000
SUN MICROSYSTEMS INC COMMON   866810104   6,690 240,000   x                    SIM   240,000
SYSCO CORP           COMMON   871829107  12,018 400,600   x                    SIM   400,600
TEVA PHARMACEUTICAL  COMMON   881624209   4,761  65,000   x                    SIM    65,000
TEXAS INSTRUMENTS IN COMMON   882508104     948  20,000   x                    SIM    20,000
THERMA-WAVE INC      COMMON   88343A108   2,800 200,000   x                    SIM   200,000
UNITED TECHNOLOGIES  COMMON   913017109  12,580 160,000   x                    SIM   160,000
VERISIGN INC         COMMON   92343E102   2,968  40,000   x                    SIM    40,000
VERIZON COMMUNICATIO COMMON   92343V104   7,519 150,000   x                    SIM   150,000
VIACOM INC           COMMON   925524308   3,273  70,000   x                    SIM    70,000
WAL-MART STORES INC  COMMON   931142103  11,688 220,000   x                    SIM   220,000
WALGREEN CO          COMMON   931422109   6,272 150,000   x                    SIM   150,000
WATSON PHARMACEUTICALCOMMON   942683103   3,686  72,000   x                    SIM    72,000
WELLS FARGO COMPANY  COMMON   949746101  20,883 375,000   x                    SIM   375,000


GRAND TOTALS (thousands)                679,004
